Stockholders' Deficit (Details Narrative) - shares	Jun. 14, 2018	Jun. 13, 2018	Dec. 01, 2017	Sep. 30, 2018	Dec. 31, 2017
Common stock, shares authorized				100,000,000	100,000,000
Preferred stock, shares authorized				20,000,000	20,000,000
Common stock, shares issued				13,000,000	20,000,000
Common stock, shares outstanding		20,000,000		13,000,000	20,000,000
Preferred stock, shares issued				0	0
Preferred stock, shares outstanding				0	0
Stock redeemed or called during period, shares		19,500,000
Number of shares issued during period	12,500,000
Two Directors and Officers [Member]
Number of shares issued during period for service			20,000,000